Property And Equipment Net (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Total Equipment	$ 2,820,330	$ 2,894,315	$ 2,982,381
Less: accumulated depreciation	(2,785,384)	(2,814,993)	(2,707,745)
Construction in process	1,807,707	1,807,707	1,807,707
Property and equipment, net	1,842,653	1,887,029	2,082,343
Trucking Equipment [Member]
Total Equipment	834,375	834,375	922,441
Computer Equipment and Software [Member]
Total Equipment	14,768	67,126	67,126
Office Equipment [Member]
Total Equipment	5,528	27,155	27,155
Equipment & Installation [Member]
Total Equipment	$ 1,965,659	$ 1,965,659	$ 1,965,659